Nature of Business - Additional Information (Detail)	12 Months Ended
Dec. 31, 2013 Vessel
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships operated under customer contracts	5
Asset under Construction
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships	3
Customer Contracts
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Number of drillships	1